Financial instruments and risk management (Tables)	12 Months Ended
Mar. 31, 2013
Concentration Risk [Line Items]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

	March 31, 2013		March 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations (i)	$41,822	$37,369	$10,701	$10,657
Series 1 Debentures (ii)	225,000	220,079	225,000	203,624

(i)
The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.

(ii)	The fair value of the Series 1 Debentures is based upon the expected discounted cash flows and the period end market price of similar financial instruments.

Schedule of derivative financial instruments
Financial assets and liabilities measured at fair value net of accrued interest on a recurring basis, all of which are classified as Derivative financial instruments on the Consolidated Balance Sheets are summarized below:

March 31, 2013	Carrying Amount
Embedded price escalation features in certain long term supplier contracts	$6,441
Less: current portion	(4,261)
$2,180

March 31, 2012	Carrying Amount
Embedded price escalation features in certain long term supplier contracts	$9,146
Less: current portion	(3,220)
$5,926

Schedule of unrealized gains and losses on derivative financial instruments
The unrealized gains and losses on derivative financial instruments is comprised as follows:

Year ended March 31,	2013	2012	2011
Unrealized loss on cross-currency and interest rate swaps	$—	$—	$2,111
Unrealized gain on embedded price escalation features in a long term customer construction contract	—	(5,877)	(604)
Unrealized (gain) loss on embedded price escalation features in certain long term supplier contracts	(2,705)	3,495	(3,812)
	$(2,705)	$(2,382)	$(2,305)

Schedule of non-financial assets measured at fair value on a non-recurring basis
Non-financial assets measured at fair value on a non-recurring basis as at March 31, 2013 and March 31, 2012 in the financial statements are summarized below:

	March 31, 2013		March 31, 2012
	Carrying Amount	Change in Fair Value	Carrying Amount	Change in Fair Value
Assets held for sale	$157,464	$(3,346)	$1,841	$(8,748)

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s maximum exposure to credit risk for accounts receivable and unbilled revenue is as follows:

	March 31, 2013	March 31, 2012
Trade accounts receivables	$93,451	$213,051
Other receivables	7,018	1,078
Total accounts receivable	$100,469	$214,129
Unbilled revenue	$56,183	$86,859

Schedule of trade receivables aging
Payment terms are generally net 30 days. As at March 31, 2013 and March 31, 2012, trade receivables are aged as follows:

	March 31, 2013	March 31, 2012
Not past due	$76,646	$166,362
Past due 1-30 days	14,203	27,617
Past due 31-60 days	957	8,476
More than 61 days	1,645	10,596
Total	$93,451	$213,051

Schedule of changes to the allowance for uncollectible accounts
The allowance is an estimate of the March 31, 2013 trade receivable balances that are considered uncollectible. Changes to the allowance are as follows:

Year ended March 31,	2013	2012	2011
Opening balance	$210	$30	$1,691
Payments received on provided balances	(1)	—	(682)
Current year allowance	365	180	518
Write-offs	(574)	—	(1,497)
Ending balance	$—	$210	$30

Total revenues
Concentration Risk [Line Items]
Schedule of major customers
The following customers accounted for 10% or more of total revenues:

Year ended March 31,	2013	2012	2011
Customer A	25%	15%	30%
Customer B	23%	23%	10%
Customer C	17%	6%	—
Customer D	8%	10%	13%
Customer E	6%	31%	38%

Accounts receivable and unbilled revenue
Concentration Risk [Line Items]
Schedule of major customers
At March 31, 2013 and March 31, 2012, the following customers represented 10% or more of accounts receivable and unbilled revenue:

	March 31, 2013	March 31, 2012
Customer A	23%	4%
Customer B	20%	31%
Customer C	11%	10%
Customer D	11%	4%
Customer E	8%	11%